Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Stockholders Equity
The table below summarizes the changes in the number of units outstanding through December 31, 2015:

(In units)	Common	Class B	Subordinated	General Partner	Total
Balance at December 31, 2012	36,951,515	—	36,951,515	1,508,225	75,411,255
Balance at December 31, 2013	36,951,515	—	36,951,515	1,508,225	75,411,255
Unit-based compensation awards	15,479	—	—	316	15,795
Contribution of interest in Pipe Line Holdings	2,924,104	—	—	59,676	2,983,780
December 2014 equity offering	3,450,000	—	—	70,408	3,520,408
Balance at December 31, 2014	43,341,098	—	36,951,515	1,638,625	81,931,238
Unit-based compensation awards	18,932	—	—	386	19,318
Issuance of units under the ATM program	25,166	—	—	514	25,680
Subordinated unit conversion	36,951,515	—	(36,951,515)	—	—
MarkWest Merger	216,350,465	7,981,756		5,160,950	229,493,171
Balance at December 31, 2015	296,687,176	7,981,756	—	6,800,475	311,469,407

Schedule of Incentive Distributions Made to Managing Members or General Partners by Distribution

			Marginal percentage interest in distributions
	Total quarterly distribution per unit target amount		Unitholders	General Partner
Minimum quarterly distribution	$0.2625		98.0%	2.0%
First target distribution	above $0.2625	up to $0.301875	98.0%	2.0%
Second target distribution	above $0.301875	up to $0.328125	85.0%	15.0%
Third target distribution	above $0.328125	up to $0.393750	75.0%	25.0%
Thereafter	above $0.393750		50.0%	50.0%

Schedule Of Calculation Of Net Income Applicable to Partners
Net Income Allocation - In preparing the Consolidated Statements of Equity, net income attributable to MPLX LP is allocated to the unitholders in accordance with their respective ownership percentages. However, when distributions related to the incentive distribution rights are made, earnings equal to the amount of those distributions are first allocated to the general partner before the remaining earnings are allocated to the unitholders based on their respective ownership percentages. The following table presents the allocation of the general partner’s interest in net income attributable to MPLX LP:

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Less: General partner's incentive distribution rights and other	55	4	—
Net income attributable to MPLX LP available to general and limited partners	$101	$117	$78

General partner’s interest in net income attributable to MPLX LP	$2	$2	$2
General partner's incentive distribution rights and other	55	4	—
General partner's interest in net income attributable to MPLX LP	$57	$6	$2

Distributions Made to Limited Partner, by Distribution
The allocation of total quarterly cash distributions to general and limited partners is as follows for the year ended December 31, 2015, 2014 and 2013. The distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions were earned.

(In millions)	2015	2014	2013
General partner's distributions:
General partner's distributions	$6	$2	$2
General partner's incentive distribution rights distributions	54	4	—
Total general partner's distributions	$60	$6	$2
Limited partners' distributions:
Common unitholders	$224	$54	$43
Subordinated unitholders	31	52	43
Total limited partners' distributions	255	106	86
Total cash distributions declared	$315	$112	$88